Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 9,916	$ 8,180
VAT receivables	55,251	36,670
Income taxes receivable	7,574	13,167
Receivables from asset sales, net of loss allowance	0	15,341
Other receivables	9,566	2,745
Trade and other receivables	82,307	76,103
Brazilian Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	32,100	27,700
Mexican Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	27,000	18,600
Federal Tax Authority
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	$ 13,400	$ 18,800